Borrowings and embedded derivatives	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Borrowings and embedded derivatives
20.
Borrowings and embedded derivatives

	2021	2022
$250.0 million 5.00% convertible note (February 2020 Notes)	$37,414	$-
$400.0 million 3.75% convertible note (April 2020 Notes)	303,316	318,259
$600.0 million 0.00% convertible note (November 2020 Notes)	175,074	201,104
$400.0 million term loan	-	373,337
Total	$515,804	$892,700

The values of the three conversion options discussed above are subsequently remeasured at fair value at each reporting date, and the changes in the fair values are recorded in the Consolidated statement of operations within the (losses)/gains on items held at fair value and remeasurements line. The fair values of the embedded derivatives are determined using an option pricing model, using assumptions based on market conditions at the reporting date. For further details refer to Note 19, Financial instruments and financial risk management. For the year ended December 31, 2022, the Group recorded a fair value gain on remeasurement of $667.0 million (2021: gain on remeasurement of $1,638.8 million) related to the decrease in the fair value of these conversion options mainly as a result of the share price decreasing from $33.43 to $4.73.

Borrowings

The convertible/non-convertible borrowings are presented in the Consolidated statement of financial position as follows (in thousands):

	2021	2022

At January 1	$617,789	$515,804
Transaction costs
Interest expense	67,638	69,458
Interest paid	(22,950)	(16,874)
New Term Loan	-	367,873
Current portion of term loan	-	(4,000)
Conversion of February 2020 Notes	(146,673)	-
Derecognition of February 2020 Notes		(39,561)
Total non-current borrowings	$515,804	$892,700

Term Loan Facility

On October 20, 2022 the Group entered into a Credit Agreement (the "Credit Agreement") with Farfetch US Holdings, Inc. (the “Borrower”), a Delaware corporation and wholly-owned indirect subsidiary of Farfetch Limited, Farfetch Holdings plc, JPMorgan Chase Bank, N.A., as administrative agent, Wilmington Trust, National Association, as collateral agent, J.P. Morgan Securities LLC, as the lead arranger and sole physical bookrunner, and certain banks and financial institutions party thereto as lenders and issuing banks.

The Credit Agreement provides for a $400.0 million term loan (the "Term Loan") which was issued with a 6.50% original issue discount and fully drawn upon issuance, resulting in net cash proceeds to Farfetch of approximately $369.1 million after certain fees. The Term Loan is due and payable on October 20, 2027, with early repayment permitted. Repayment of the Term Loan is due in quarterly installments of 0.25%, payable on the last business day (as defined in the Credit Agreement) of each fiscal quarter, beginning with the fiscal quarter ending on March 31, 2023. The Term Loan bears interest at a rate equal to, at the Group's option, either the Base Rate (as defined in the Credit Agreement) plus 5.25% per annum or Term SOFR (as defined in the Credit Agreement) plus 6.25% per annum. A Term Loan borrowed in Base Rate is subject to a 0% floor and a Term Loan borrowed in Term SOFR is subject to a 0.50% floor. The Group has initially elected to make quarterly interest payments at a rate equal to the Term SOFR plus 6.25% per annum.

The Credit Agreement contains customary affirmative covenants as well as customary negative covenants, including, but not limited to, restrictions on certain entities in the Group's ability to incur additional debt, make investments, make distributions to our stockholders, dispose of assets, repay junior debt or enter into certain types of related party transactions. The Term Loan is secured against specified assets of the Farfetch group and guaranteed by certain material subsidiaries. The Term Loan does not include maintenance covenants.

During the year ended December 31, 2022, the Group incurred transaction costs of $6.1 million in connection with the Term Loan, which are amortized over the term to maturity using the effective interest rate method.

As of December 31, 2022, we had approximately $400.0 million aggregate principal amount outstanding under the Term Loan.

Convertible Notes

On February 5, 2020, the Group issued $250.0 million total aggregate principal amount of 5.00% convertible senior notes due December 31, 2025 (“February 2020 Notes”) in a private placement to private investors. On April 30, 2020, the Group issued $400.0 million total aggregate principal amount of 3.75% convertible senior notes due May 1, 2027 (“April 2020 Notes”) in a private placement to qualified institutional investors pursuant to Rule 144A of the Securities Act of 1933, as amended. On November 17, 2020, the Group issued $600.0 million total aggregate principal amount of 0.00% convertible senior notes due November 15, 2030 (“November 2020 Notes”) to Alibaba and Richemont. The total net proceeds from these offerings were $1,240.4 million, after deducting $9.6 million of debt issuance costs in connection with these notes.

The February 2020, April 2020 and November 2020 Notes represent senior unsecured obligations of the Group. With respect to the February 2020 Notes, the interest rate is fixed at 5.00% per annum and is payable quarterly in arrears on March 31, June 30, September 30 and December 31 of each year, and commencing on March 31, 2020. For the April 2020 Notes, the interest rate is 3.75% per annum and is payable bi-annually in advance on May 1 and November 1 of each year, and commencing on November 1, 2020. For the November 2020 Notes, the interest rate is 0.00% per annum.

February 2020 Notes - Early Repayment

On October 20, 2022, the Group signed an agreement with the holders of the February 2020 Notes to early repay these notes.

On October 27, 2022, the Group early repaid the February 2020 Notes through the issuance of 4,611,848 Class A Ordinary shares and a cash payment of $32.5 million.

The impact of the early repayment on the Consolidated statement of operations within the (losses)/gains on items held at fair value and remeasurements line was a $6.3 million gain on derecognition of the embedded derivative associated with this instrument and a loss on derecognition of $27.3 million within the finance costs line relating to the derecognition of the borrowings.

The issuance of 4,611,848 Class A Ordinary shares resulted in a $34.3 million increase in equity representing the fair value of these shares as at the signing of the agreement.

On May 17, 2021, a total of 3,190,345 shares were issued on conversion of $39.1 million principal amount of the February 2020 Notes. No gain or loss was recognized on conversion. On conversion, non-current borrowings with a carrying value of $28.4 million and non-current derivative financial liabilities with a fair value of $90.6 million were reclassified to equity. The increase in equity resulted in an increase to share capital of $0.1 million and to share premium of $118.9 million.

On August 6, 2021, a total of 7,013,405 shares were issued on conversion of $85.9 million principal amount of February 2020 Notes. No gain or loss was recognized on conversion. On conversion, non-current borrowings with a carrying value of $63.1 million and non-current derivative financial liabilities with a fair value of $241.6 million were reclassified to equity. The increase in equity resulted in an increase to share capital of $0.3 million and to share premium of $304.4 million.

On October 1, 2021, a total of 6,122,250 shares were issued on conversion of $75.0 million principal amount of the February 2020 Notes. No gain or loss was recognized on conversion. On conversion, non-current borrowings with a carrying value of $55.2 million and non-current derivative financial liabilities with a fair value of $152.8 million were reclassified to equity. The increase in equity resulted in an increase to share capital of $0.2 million and to share premium of $207.7 million.

Each $1,000 of principal of the February 2020 Notes was initially convertible into 81.63 shares of the Group’s common stock, which is equivalent to an initial conversion price of $12.25 per share, in each case, subject to adjustment upon the occurrence of specified events set forth in the indenture governing such series. Following the above described conversions and early repayment, these notes were extinguished as at December 31, 2022.

Upon conversion of these notes, the Group would have had to pay or deliver, as the case may be, cash, shares of its common stock or a combination of cash and shares of its common stock, at the Group’s election. If the Group satisfied its conversion obligation solely in cash or through payment and delivery, as the case may be, of a combination of cash and shares of its common stock, the amount of cash and shares of common stock, if any, due upon conversion of the February 2020 Notes, as applicable, would be based on a daily conversion value (as defined in the indenture governing the applicable series of Convertible Notes) calculated on a proportionate basis for each trading day in the applicable observation period.

If a change of control (as defined in the indenture) had occurred prior to the applicable maturity date, holders of the February 2020 Notes, as applicable, may have required the Group to repurchase all of their notes for cash at a 50% premium and any unpaid interest, or an equity equivalent based on a pre-set make whole calculation based on the prevailing share price at the time.

The original terms (as defined in the indenture) stated that the Group may redeem the February 2020 Notes, in whole, at any time on or after February 5, 2024 at a price equal to 165% of the principal amount of the February 2020 Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date. However, new early redemption terms were agreed to on October 20, 2022 when the Group signed an agreement with the holders of the February 2020 Notes to early repay these notes.

In accordance with the accounting guidance in IFRS 9 on embedded conversion features, the Group valued and bifurcated the conversion option associated with the February 2020 Notes from the respective host debt instrument, which is referred to as a debt discount, and initially recorded the conversion option at $81.9 million as a derivative financial liability. The resulting debt discount on the notes was amortized to interest expense at an effective interest rate of 13.2% over the contractual terms of these notes. The Group allocated $0.8 million of debt issuance costs to the derivative financial liability component which was expensed immediately to the Consolidated statement of operations and the remaining $1.7 million of debt issuance costs are amortized to finance costs under the effective interest rate method over the contractual terms of these notes.

February 2020 Notes assumptions

	2021	2022
Embedded derivative
Closing share price	$33.43	$-
Risk free rate	1.12%	-
Expected volatility	38.46%	-
Remaining life (years)	4.00	-

February 2020 Notes – sensitivity analysis

Assumption	Increase/(decrease) in profit or loss	Increase/(decrease) in profit or loss
	2021	2022
Share Price increases by $1	$(3,931)	$-
Risk free rate increases by 1%	(1,516)	-
Expected volatility increases by 1%	(228)	-

April 2020 Notes

Each $1,000 of principal of the April 2020 Notes will initially be convertible into 61.99 shares of the Group’s common stock, which is equivalent to an initial conversion price of $16.13 per share, in each case, subject to adjustment upon the occurrence of specified events set forth in the indenture governing such series. Holders of these notes may convert their notes after September 30, 2020, if the share price exceeds 130% of the conversion price consecutively for thirty days prior.

Upon conversion of these notes, the Group will pay or deliver, as the case may be, cash, shares of its common stock or a combination of cash and shares of its common stock, at the Group’s election. If the Group satisfies its conversion obligation solely in cash or through payment and delivery, as the case may be, of a combination of cash and shares of its common stock, the amount of cash and shares of common stock, if any, due upon conversion of the April 2020 Notes, as applicable, will be based on a daily conversion value (as defined in the indenture governing the applicable series of Convertible Notes).

If a fundamental change (as defined in the indenture governing these Convertible Notes) occurs prior to the applicable maturity date, holders of these notes, as applicable, may require the Group to repurchase all of the April 2020 Notes for cash at a repurchase price equal to the principal amount of the April 2020 Notes to be repurchased, plus accrued and unpaid interest, if any, up to, but excluding, the fundamental change repurchase date. In addition, if specific corporate events occur prior to the applicable maturity date of the April 2020 Notes, the Group may redeem the April 2020 Notes in whole, at a cash redemption price equal to the principal amount of the notes to be redeemed, plus accrued and unpaid interest, if any, up to but excluding, the redemption date. Further, calling any April 2020 Notes for redemption will be subject to a “make-whole” premium and therefore the conversion rate applicable to the conversion of that note will be increased in certain circumstances if it is converted during a specified period after it is called for redemption.

In accordance with the accounting guidance in IFRS 9 on embedded conversion features, the Group valued and bifurcated the conversion option associated with the April 2020 Notes from the host debt instrument, which is referred to as a debt discount, and initially recorded the conversion option of $113.5 million as a derivative financial liability. The resulting debt discount on the April 2020 Notes is amortized to finance costs at an effective interest rate of 9.7% over the contractual terms of these notes. The Group allocated $3.0 million of debt issuance costs to the derivative financial liability component which was expensed immediately to the Consolidated statement of operations and the remaining $7.6 million of debt issuance costs are amortized to finance costs under the effective interest method over the contractual terms of these notes.

The Group may redeem the April 2020 Notes, in whole, at any time on or after May 6, 2024, only if the share price is 130% of the note conversion price for thirty consecutive trading days prior, in addition to the principal being subject to “make-whole” conversion rate adjustments. If the Group experiences a fundamental change triggering event (as defined in the Indenture), the Group might be required by the holders of the April 2020 Notes to repurchase their notes at a cash repurchase price equal to the principal amount of the April 2020 Notes to be repurchased, plus accrued and unpaid interest, if any, up to, but excluding, the fundamental change repurchase date.

April 2020 Notes assumptions

	2021	2022
Embedded derivative
Closing share price	$33.43	$4.73
Risk free rate	1.29%	4.07%
Expected volatility	36.68%	44.76%
Remaining life (years)	5.33	4.33

April 2020 Notes – sensitivity analysis

Assumption	Increase/(decrease) in profit or loss	Increase/(decrease) in profit or loss
	2021	2022
Share Price increases by $1	$(25,113)	$(6,735)
Risk free rate increases by 1%	(13,104)	(754)
Expected volatility increases by 1%	(2,898)	(734)

November 2020 Notes

Each $1,000 of principal of the November 2020 Notes will initially be convertible into 30.97 shares of the Group’s common stock, which is equivalent to an initial conversion price of $32.29 per share, in each case, subject to adjustment upon the occurrence of specified events set forth in the indenture governing such series. Holders of these notes may convert their notes at their option at any time until prior to the close of business on the second scheduled trading day immediately preceding the maturity date of November 15, 2030.

Upon conversion of these shares, depending on the identity of the holder, the Group will pay or deliver, as the case may be, cash, shares of its common stock or a combination of cash and shares of its common stock, at the Group’s election. If the Group satisfies its conversion obligation solely in cash or through payment and delivery, as the case may be, of a combination of cash and shares of its common stock, the amount of cash and shares of common stock, if any, due upon conversion of the notes, as applicable, will be based on a daily conversion value (as defined in the indenture governing the applicable series of Convertible Notes).

If certain events occur that constitute a “fundamental change” (as defined in the indenture governing the terms of the November 2020 Notes), holders of the November 2020 Notes will have the right to require the Group to repurchase all or some of their November 2020 Notes for cash at a repurchase price equal to 100% of their principal amount, plus all accrued and unpaid special interest, if any, up to, and including, the maturity date. The Group will, under certain circumstances, increase the conversion rate for holders who convert November 2020 Notes in connection with a fundamental change.

Alibaba and Richemont may require the Group to repurchase all or part of their respective November 2020 Notes on June 30, 2026 at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid special interest, if any, up to, but excluding, such repurchase date.

The Group will not be able to redeem the November 2020 Notes prior to November 15, 2023, except in the event of certain tax law changes. On or after November 15, 2023, the Group may redeem, for cash, all or part of the relevant November 2020 Notes if the last reported sale price of its Class A ordinary shares has been at least 130% (or 200%, if over 5% of the relevant November 2020 Notes are held at the time by Alibaba or Richemont) of the conversion price then in effect for at least twenty trading days (whether or not consecutive) during any thirty consecutive trading day period (including the last trading day of such period) ending on, and including, the trading day immediately preceding the date on which the Group provides notice of the redemption, at a redemption price equal to 100% of the principal amount of the November 2020 Notes to be redeemed, plus accrued and unpaid special interest, if any, up to, but excluding, the redemption date.

In accordance with the accounting guidance in IFRS 9 on embedded conversion features, the Group valued and bifurcated the conversion option associated with the November 2020 Notes from the host debt instrument, which is referred to as a debt discount, and initially recorded the conversion option of $446.0 million as a derivative financial liability. The resulting debt discount on the November 2020 Notes was amortized to finance costs at an effective interest rate of 14.9% over the contractual terms of these notes. The Group allocated $12.2 million of debt issuance costs to the derivative financial liability component which was expensed immediately to the Consolidated statement of operations and the remaining $4.2 million of debt issuance costs are amortized to finance costs under the effective interest method over the contractual terms of these notes.

November 2020 Notes assumptions

	2021	2022
Embedded derivative
Closing share price	$33.43	$4.73
Risk free rate	1.56%	3.61%
Expected volatility	35.97%	40.46%
Credit spread (basis points)	350.00	490.00

November 2020 Notes – sensitivity analysis

Assumption	Increase/(decrease) in profit or loss	Increase/(decrease) in profit or loss
	2021	2022
Share Price increases by $1	$(10,044)	$(146)
Credit spread increases by 50 basis points	(5,469)	(8,979)
Expected volatility increases by 1%	(2,451)	(30)

Change in fair value of convertible note embedded derivatives

		Non-cash movements
	As at December 31, 2021	Early conversion of February 2020 Notes	Fair value (gain)/loss	Foreign exchange movement	As at December 31, 2022
February 2020 Notes embedded derivative	$90,682	$-	$(90,682)	$-	$-
April 2020 Notes embedded derivative	492,801	-	(482,505)	(1)	10,295
November 2020 Notes embedded derivative	288,945	-	(93,841)	-	195,104
Total	$872,428	$-	$(667,028)	$(1)	$205,399

The change in fair value of convertible note embedded derivatives during the year ended December 31, 2022 includes a $90.7 million gain on remeasurement of the embedded derivative February 2020 Notes, a $482.5 million gain on remeasurement of the embedded derivative April 2020 Notes and a $93.8 million gain on remeasurement of the embedded derivative on the November 2020 Notes. The valuations of derivatives relating to the February 2020 Notes and April 2020 Notes are based on the Black Scholes model. The valuation of the derivative related to the November 2020 Notes is based on the Binomial model. In both the Black Scholes and Binomial models, the share price is the significant variable. The other assumptions in the Black Scholes and Binomial models are the risk-free rate and volatility.

		Non-cash movements
	As at December 31, 2020	Early conversion of February 2020 Notes	Fair value (gain)/loss	Foreign exchange movement	As at December 31, 2021
February 2020 Notes embedded derivative	$1,060,167	$(484,956)	$(484,529)	$-	$90,682
April 2020 Notes embedded derivative	1,217,491	-	(724,690)	-	492,801
November 2020 Notes embedded derivative	718,562	-	(429,618)	1	288,945
Total	$2,996,220	$(484,956)	$(1,638,837)	$1	$872,428

The change in fair value of convertible note embedded derivatives during the year ended December 31, 2021 includes a $484.5 million gain on remeasurement of the embedded derivative on the February 2020 Notes, a $724.7 million gain on remeasurement of the embedded derivative on the April 2020 Notes and a $429.6 million gain on remeasurement of the embedded derivative on the November 2020 Notes. The $484.5 million gain on remeasurement of the embedded derivative on the February 2020 Notes includes a $78.5 million gain on remeasurement relating to the early conversion of these notes. The valuations of derivatives relating to the February 2020 Notes and April 2020 Notes are based on the Black Scholes model. The valuation of the derivative related to the November 2020 Notes is based on the Binomial model. In both the Black Scholes and Binomial models, the share price is the significant variable. The other assumptions in the Black Scholes and Binomial models are the risk-free rate and volatility.

On May 17, 2021, one of the private investors in the February 2020 Notes converted $39.1 million of their total $125.0 million convertible notes. This equated to 31 percent of their overall convertible notes holding. This early conversion was settled in shares in line with the indenture agreement. As a result, the embedded derivative relating to the portion of notes that were converted was revalued to a fair value of $90.6 million on the conversion date and the gain on revaluation was recognized within (Losses)/gains on items held at fair value and remeasurements in the Consolidated statement of operations, this amounted to $41.7 million.

On August 6, 2021, the same private investor converted the remaining $85.9 million of their total $125.0 million convertible notes. This early conversion was settled in shares in line with the indenture agreement. As a result, the embedded derivative relating to the portion of notes that were converted was revalued to a fair value of $241.6 million on the conversion date and the gain on revaluation was recognized within (Losses)/gains on items held at fair value and remeasurements in the Consolidated statement of operations, this amounted to $30.1 million.

On October 1, 2021, the other private investor of the February 2020 Notes converted $75.0 million of their total $125.0 million convertible notes. This equated to 60 percent of their overall convertible notes holding. This early conversion was settled in shares in line with the indenture agreement. As a result, the embedded derivative relating to the portion of notes that were converted was revalued to a fair value of $152.8 million on the conversion date and the gain on revaluation was recognized within (Losses)/gains on items held at fair value and remeasurements in the Consolidated statement of operations, this amounted to $6.7 million.

		Non-cash movements
	As at December 31, 2019	Initial Recognition	Fair value (gain)/loss	As at December 31, 2020
February 2020 Notes embedded derivative	$-	$81,913	$978,254	$1,060,167
April 2020 Notes embedded derivative	-	113,547	1,103,944	1,217,491
November 2020 Notes embedded derivative	-	446,040	272,522	718,562
Total	$-	$641,500	$2,354,720	$2,996,220

The change in fair value of convertible note embedded derivatives during the year ended December 31, 2020 includes a $978.3 million loss on remeasurement of the embedded derivative on the February 2020 Notes, a $1,104.0 million loss on remeasurement of the embedded derivative on the April 2020 Notes and a $272.4 million loss on remeasurement of the embedded derivative on the November 2020 Notes. The valuations of derivatives relating to the February 2020 Notes and April 2020 Notes are based on the Black Scholes model. The valuation of the derivative related to the November 2020 Notes is based on the Binomial model. In both the Black Scholes and Binomial models, the share price is the significant variable. The other assumptions in the Black Scholes and Binomial models are the risk-free rate and volatility. For further information regarding the valuation of these instruments, refer to Note 19, Financial instruments and financial risk management.